Discontinued Operations (Details) $ in Thousands	Mar. 31, 2019 USD ($)
Discontinued Operations and Disposal Groups [Abstract]
Other current assets	$ 23
Current assets - held for sale	23
Accounts payable	23
Accrued liabilities	11
Current liabilities - held for sale	$ 34